Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)		Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Redeemable Non- controlling Interest Previously Reported	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Redeemable Non- controlling Interest	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Mezzanine equity Preferred stock Previously Reported	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Mezzanine equity Preferred stock	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Shares pending issuance	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Common stock Previously Reported	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Common stock	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Additional paid-in capital Previously Reported	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Additional paid-in capital	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Deficit Previously Reported	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Deficit	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated other comprehensive income/(loss) Previously Reported	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated other comprehensive income/(loss)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Previously Reported	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retroactive Application Adjustments Redeemable Non- controlling Interest	Retroactive Application Adjustments Mezzanine equity Preferred stock	Retroactive Application Adjustments Common stock	Retroactive Application Adjustments Additional paid-in capital	Retroactive Application Adjustments Accumulated Deficit	Retroactive Application Adjustments Accumulated other comprehensive income/(loss)	Retroactive Application Adjustments	Redeemable Non- controlling Interest Previously Reported	Redeemable Non- controlling Interest	Mezzanine equity Preferred stock Previously Reported	Mezzanine equity Preferred stock	Shares pending issuance	Common stock Previously Reported	Common stock	Additional paid-in capital Previously Reported	Additional paid-in capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated other comprehensive income/(loss) Previously Reported	Accumulated other comprehensive income/(loss)	Previously Reported	Total
Balance at Mar. 31, 2022			$ 25,114,751		$ 168,974,437			$ 1,699		$ 18,530,768		$ (207,970,204)		$ 769,156		$ (188,668,581)									$ 25,114,751		$ 168,974,437			$ 0		$ 18,532,467		$ (207,970,204)		$ 769,156		$ (188,668,581)
Balance (in Shares) at Mar. 31, 2022					99,309,415			16,991,740																			21,843,173			5,342
Retroactive application of Reverse Recapitalization	[1]							$ (1,651)		1,651
Retroactive application of Reverse Recapitalization (in Shares)	[1]				(77,466,242)			(16,508,926)
Retroactive application of Reverse Stock Split	[2]							$ (48)		48
Retroactive application of Reverse Stock Split (in Shares)	[2]							(477,472)
Stock based compensation																																3,610,098						3,610,098
Gain on employee benefit, (net of taxes amounts to $NIL)																																				27,083		27,083
Net loss																																		(62,032,076)				(62,032,076)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																				1,031,760		1,031,760
Cancellation of equity share issue
Balance at Mar. 31, 2023		$ 25,114,751	25,114,751	$ 168,974,437	$ 168,974,437		$ 1,699	$ 1,699	$ 22,140,866	22,140,866	$ (270,002,280)	(270,002,280)	$ 1,827,999	1,827,999	$ (246,031,716)	(246,031,716)	$ 25,114,751	$ 168,974,437		$ 22,142,565	$ (270,002,280)	$ 1,827,999	$ (246,031,716)	$ 25,114,751	25,114,751	$ 168,974,437	$ 168,974,437		$ 0	$ 0	$ 22,142,565	22,142,565	$ (270,002,280)	(270,002,280)	$ 1,827,999	1,827,999	$ (246,031,716)	(246,031,716)
Balance (in Shares) at Mar. 31, 2023				99,309,415	99,309,415		16,987,064	16,987,064										21,843,173	5,342							21,843,173	21,843,173		5,342	4,828
Retroactive application of Reverse Recapitalization	[3]							$ (1,651)		1,651
Retroactive application of Reverse Recapitalization (in Shares)	[3]				(77,466,242)			(16,504,250)
Retroactive application of Reverse Stock Split	[2]							$ (48)		48
Retroactive application of Reverse Stock Split (in Shares)	[2]							(477,986)
Stock based compensation																																444,212						444,212
Gain on employee benefit, (net of taxes amounts to $NIL)																																				(79,400)		(79,400)
Net loss																																		(28,781,134)				(28,781,134)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																				(44,777)		(44,777)
Balance at Jun. 30, 2023																									25,114,751		$ 168,974,437			$ 0		22,586,777		(298,783,414)		1,703,822		(274,492,815)
Balance (in Shares) at Jun. 30, 2023																											21,843,173			4,828
Balance at Mar. 31, 2023		25,114,751	25,114,751	$ 168,974,437	$ 168,974,437		$ 1,699	$ 1,699	22,140,866	22,140,866	(270,002,280)	(270,002,280)	1,827,999	1,827,999	(246,031,716)	(246,031,716)	25,114,751	$ 168,974,437		22,142,565	(270,002,280)	1,827,999	(246,031,716)	25,114,751	25,114,751	$ 168,974,437	$ 168,974,437		$ 0	$ 0	22,142,565	22,142,565	(270,002,280)	(270,002,280)	1,827,999	1,827,999	(246,031,716)	(246,031,716)
Balance (in Shares) at Mar. 31, 2023				99,309,415	99,309,415		16,987,064	16,987,064										21,843,173	5,342							21,843,173	21,843,173		5,342	4,828
Net loss																																						(41,183,419)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																						(14,080)
Balance at Sep. 30, 2023																									25,114,751		$ 168,974,437			$ 0		22,760,470		(311,185,701)		1,759,705		(286,665,526)
Balance (in Shares) at Sep. 30, 2023																											21,843,173			4,828
Balance at Mar. 31, 2023		$ 25,114,751	25,114,751	$ 168,974,437	$ 168,974,437		$ 1,699	$ 1,699	$ 22,140,866	22,140,866	$ (270,002,280)	(270,002,280)	$ 1,827,999	1,827,999	$ (246,031,716)	(246,031,716)	$ 25,114,751	$ 168,974,437		$ 22,142,565	$ (270,002,280)	$ 1,827,999	$ (246,031,716)	25,114,751	25,114,751	$ 168,974,437	$ 168,974,437		$ 0	$ 0	22,142,565	22,142,565	(270,002,280)	(270,002,280)	1,827,999	1,827,999	(246,031,716)	(246,031,716)
Balance (in Shares) at Mar. 31, 2023				99,309,415	99,309,415		16,987,064	16,987,064										21,843,173	5,342							21,843,173	21,843,173		5,342	4,828
Retroactive application of Reverse Recapitalization	[1]							$ (1,651)		1,651
Retroactive application of Reverse Recapitalization (in Shares)	[1]				(77,466,242)			(16,504,250)
Retroactive application of Reverse Stock Split	[2]							$ (48)		48
Retroactive application of Reverse Stock Split (in Shares)	[2]							(477,472)
Stock based compensation																															617,905						617,905
Accelerated vesting of stock based awards on cancellation																															1,265,828						1,265,828
Gain on employee benefit, (net of taxes amounts to $NIL)																																			(69,717)		(69,717)
Net loss																																	(34,277,251)				(34,277,251)	(34,277,251)
Conversion of redeemable non-controlling interest into common stock upon Reverse Recapitalization																								(25,114,751)					$ 1		25,114,750						25,114,751
Conversion of redeemable non-controlling interest into common stock upon Reverse Recapitalization (in Shares)																													13,061
Conversion of redeemable convertible preferred stock into common stock upon Reverse Recapitalization																										$ (168,974,437)			$ 38		168,974,399						168,974,437
Conversion of redeemable convertible preferred stock into common stock upon Reverse Recapitalization (in Shares)																										(21,843,173)			378,280
Issuance of shares to vendors against services																													$ 4		19,051,996						19,052,000
Issuance of shares to vendors against services (in Shares)																													36,173
Issuance of common stock upon settlement of SSCPN																													$ 7		27,148,305						27,148,312
Issuance of common stock upon settlement of SSCPN (in Shares)																													73,571
Issuance of Common Stock upon settlement of convertible promissory notes																													$ 1		3,953,855						3,953,856
Issuance of Common Stock upon settlement of convertible promissory notes (in Shares)																													10,715
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company																															24,314,334						24,314,334
Issuance of Common Stock upon Reverse Recapitalization																													$ 12		(20,520,679)		(3,271,970)				(23,792,637)
Issuance of Common Stock upon Reverse Recapitalization (in Shares)																													112,121
Net common share settlement of private warrants																													$ 0		0
Net common share settlement of private warrants (in Shares)																													3,110
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																			37,710		37,710
Balance at Mar. 31, 2024								$ 6,319		272,057,002		(307,551,501)		1,795,992		(33,692,188)													$ 63	$ 63	272,063,258	272,063,258	(307,551,501)	(307,551,501)	1,795,992	1,795,992	(33,692,188)	(33,692,188)
Balance (in Shares) at Mar. 31, 2024								63,185,881																					632,373	632,373
Balance at Jun. 30, 2023																									25,114,751		$ 168,974,437			$ 0		22,586,777		(298,783,414)		1,703,822		(274,492,815)
Balance (in Shares) at Jun. 30, 2023																											21,843,173			4,828
Stock based compensation																																173,693						173,693
Gain on employee benefit, (net of taxes amounts to $NIL)																																				25,186		25,186
Net loss																																		(12,402,287)				(12,402,287)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																				30,697		30,697
Balance at Sep. 30, 2023																									25,114,751		$ 168,974,437			$ 0		22,760,470		(311,185,701)		1,759,705		(286,665,526)
Balance (in Shares) at Sep. 30, 2023																											21,843,173			4,828
Balance at Mar. 31, 2024								$ 6,319		272,057,002		(307,551,501)		1,795,992		(33,692,188)													$ 63	$ 63	272,063,258	272,063,258	(307,551,501)	(307,551,501)	1,795,992	1,795,992	(33,692,188)	(33,692,188)
Balance (in Shares) at Mar. 31, 2024								63,185,881																					632,373	632,373
Retroactive application of Reverse Stock Split	[2]							$ (6,256)		6,256
Retroactive application of Reverse Stock Split (in Shares)	[2]							(62,553,508)
Issue of Common Stock against Atalaya note	[4]																													$ 13		2,324,683						2,324,696
Issue of Common Stock against Atalaya note (in Shares)	[4]																													125,121
Issue of Common Stock warrants along with redeemable promissory notes																																2,047,925						2,047,925
Issue of Common Stock warrants to placement agents																																418,157						418,157
Gain on employee benefit, (net of taxes amounts to $NIL)																																				(65,190)		(65,190)
Net loss																																		(2,531,579)				(2,531,579)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																				28,355		28,355
Balance at Jun. 30, 2024																														$ 76		276,854,023		(310,083,080)		1,759,157		(31,469,824)
Balance (in Shares) at Jun. 30, 2024																														757,494
Balance at Mar. 31, 2024								$ 6,319		$ 272,057,002		$ (307,551,501)		$ 1,795,992		$ (33,692,188)													$ 63	$ 63	$ 272,063,258	272,063,258	$ (307,551,501)	(307,551,501)	$ 1,795,992	1,795,992	$ (33,692,188)	(33,692,188)
Balance (in Shares) at Mar. 31, 2024								63,185,881																					632,373	632,373
Net loss																																						(5,883,554)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																						43,892
Balance at Sep. 30, 2024																												2,027,840		$ 76		276,854,023		(313,435,055)		1,794,298		(32,758,818)
Balance (in Shares) at Sep. 30, 2024																														757,494
Balance at Jun. 30, 2024																														$ 76		276,854,023		(310,083,080)		1,759,157		(31,469,824)
Balance (in Shares) at Jun. 30, 2024																														757,494
Shares pending issuance on conversion of Unsecured promissory note																												2,027,840										2,027,840
Gain on employee benefit, (net of taxes amounts to $NIL)																																				19,604		19,604
Net loss																																		(3,351,975)				(3,351,975)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																				15,537		15,537
Balance at Sep. 30, 2024																												$ 2,027,840		$ 76		$ 276,854,023		$ (313,435,055)		$ 1,794,298		$ (32,758,818)
Balance (in Shares) at Sep. 30, 2024																														757,494

[1]	Both the number of shares outstanding and their par value have been retroactively recast for all prior periods presented to reflect the par value of the outstanding stock of Zoomcar Holdings, Inc. as a result of the successful Reverse Recapitalization.
[2]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)
[3]	Both the number of stock outstanding and their par value have been retroactively recast for all prior periods presented to reflect the par value of the outstanding stock of Zoomcar Holdings, Inc. as a result of the successful Reverse Recapitalization.
[4]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.